EMPLOYEE RELATED LIABILITIES (Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postemployment Benefits [Abstract]
Prior service cost	$ 3	$ 3	$ 3
Net actuarial (gain) or loss	$ 0	$ 54	$ 33